Risks Arising from Financial Instruments - Analysis of Financial Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Quoted (unadjusted) prices- level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 85	$ 19
Financial Liabilities	20	21
Quoted (unadjusted) prices- level 1 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	20	21
Quoted (unadjusted) prices- level 1 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		2
Quoted (unadjusted) prices- level 1 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	85	17
Observable market inputs - level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	766	354
Financial Liabilities	6,844	4,130
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	438	586
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		103
Observable market inputs - level 2 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Observable market inputs - level 2 [member] | Derivatives at fair value through profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	6,406	3,441
Observable market inputs - level 2 [member] | Non derivative financial assets [member] | Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9	9
Observable market inputs - level 2 [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	312	119
Observable market inputs - level 2 [member] | Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	227	153
Observable market inputs - level 2 [member] | Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	91	19
Observable market inputs - level 2 [member] | Derivatives [member] | Net investment hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	127	54
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,423	1,639
Observable Market Inputs - Level 3 [member] | Derivative liabilities [member] | Deferred consideration on acquisitions [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 1,423	$ 1,639